MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
MARKETABLE SECURITIES
Current marketable securities	R$ 6,924,358	R$ 5,681,791
Noncurrent marketable securities	R$ 331,862	247,235
Guaranteed annual returns (as a percent)	10.00%
Face Value	R$ 652,575	652,575
Adjustment to present value	(384,860)	(408,155)
LAJEADO ENERGIA
MARKETABLE SECURITIES
Face Value	451,375	451,375
Paulista Lajeado
MARKETABLE SECURITIES
Face Value	49,975	49,975
CEB Lajeado
MARKETABLE SECURITIES
Face Value	151,225	151,225
LFT (treasury financial bill) | Banco do Brasil
MARKETABLE SECURITIES
Current marketable securities		292,043
LTN (national treasury bills) | Banco do Brasil
MARKETABLE SECURITIES
Current marketable securities	5,153,684	4,967,563
LTN (national treasury bills) | Caixa Economica Federal
MARKETABLE SECURITIES
Current marketable securities	62,670	50,507
NTN- B (national treasury notes - serie B) | Banco do Brasil
MARKETABLE SECURITIES
Current marketable securities		18,803
Noncurrent marketable securities	274	434
NTN- B (national treasury notes - serie B) | Caixa Economica Federal
MARKETABLE SECURITIES
Current marketable securities		14,325
NTN- F (national treasury notes - serie F) | Banco do Brasil
MARKETABLE SECURITIES
Current marketable securities	100,313	247,449
NTN- F (national treasury notes - serie F) | Caixa Economica Federal
MARKETABLE SECURITIES
Current marketable securities	18,583	17,296
FIXED-INCOME SECURITIES | Banco do Brasil
MARKETABLE SECURITIES
Current marketable securities	449,701
FIXED-INCOME SECURITIES | Caixa Economica Federal
MARKETABLE SECURITIES
Current marketable securities	168,586
Committed options | Banco do Brasil
MARKETABLE SECURITIES
Current marketable securities	458,408	2,298
Committed options | Caixa Economica Federal
MARKETABLE SECURITIES
Current marketable securities	284,450	58,356
FINOR/FINAM
MARKETABLE SECURITIES
Noncurrent marketable securities	1,426	876
BENEFICIARY SHARES
MARKETABLE SECURITIES
Noncurrent marketable securities	267,715	244,420
PARTICIPATION CERTIFICATES
MARKETABLE SECURITIES
Noncurrent marketable securities	267,715	244,420
REFERENCIADO- DI
MARKETABLE SECURITIES
Noncurrent marketable securities	61,634
OTHERS
MARKETABLE SECURITIES
Current marketable securities	227,963	13,151
Noncurrent marketable securities	R$ 813	R$ 1,505